Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of reconciliation of asset balances
	Land and Buildings [1]	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2021	34,886	6,975	32	1,302	43,195
Addition to right-of-use asset	6,573	709	—	—	7,282
Depreciation	(3,311)	(463)	—	(449)	(4,223)
Derecognition of contracts	(126)	(58)	—	(86)	(270)
Transfers	559	(1,155)	(32)	—	(628)
Effect of changes in foreign exchange rates	(4,188)	(932)	—	(69)	(5,189)
Balance as of December 31, 2021	34,393	5,076	—	698	40,167
Addition to right-of-use asset	6,749	2,293	—	1,219	10,261
Depreciation	(4,323)	(1,343)	(7)	(582)	(6,255)
Derecognition of contracts	(437)	(33)	—	—	(470)
Impairment loss	—	(356)	—	—	(356)
Transfers	201	47	61	—	309
Effect of changes in foreign exchange rates	(3,887)	(685)	1	(72)	(4,643)
Balance as of December 31, 2022	32,696	4,999	55	1,263	39,013

[1]	Includes net right-of-use assets of $1,373 (2021: $1,537) with related party WM Partners, LP.

Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets
	2022	2021
Non-current	$25,139	$21,894
Current	9,053	9,853
Total	$34,192	$31,747

Schedule of consolidated statement of profit or loss
	For the year ended December 31
	2022	2021
Interest on lease liabilities	$1,033	$720
Expense relating to leases of low-value assets	115	123
Expense relating to short-term leases	862	1,217